SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
Summary of Information by Segment

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
Revenues from external customers:
Network	389,524	450,125	465,040	74,644
Hospital	-	-	197,309	31,670

Total revenues from external customers	389,524	450,125	662,349	106,314

Intersegment revenues:
Network	-	-	19,894	3,193
Hospital	-	-	-	-

Total intersegment revenues	-	-	19,894	3,193

Total segment revenues	389,524	450,125	682,243	109,507

Reconciling item
Elimination of intersegment revenues	-	-	(19,894)	(3,193)

Total revenues	389,524	450,125	662,349	106,314

Segment profit
Network	179,666	(161,306)	180,631	28,993
Hospital	-	-	25,922	4,162

Total segment profit	179,666	(161,306)	206,553	33,155

Foreign exchange losses, net	(5,436)	(10,975)	(101)	(16)
Interest income	7,865	13,357	5,895	946
Interest expense	(7,448)	(6,454)	(16,255)	(2,609)
Gain (loss) from disposal of property, plant and equipment	543	-	(1,072)	(172)
Share of net profit of equity investees	-	-	1,790	287
Other expense (income) , net	(399)	346	(144)	(23)

Income before taxes	174,791	(165,032)	196,666	31,568

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Segment assets
Network	2,663,044	2,393,446	2,970,788	476,845
Hospital	-	-	750,020	120,387

Total segment assets	2,663,044	2,393,446	3,720,808	597,232

Reconciling item
Intersegment elimination	-	-	(55,588)	(8,922)

Total assets	2,663,044	2,393,446	3,665,220	588,310

Expenditures for additions to long-lived assets
Network	230,258	267,645	284,803	45,714
Hospital	-	-	112,825	18,110
Intersegment elimination	-	-	(57,140)	(9,172)

Total expenditure for additions to long-lived assets	230,258	267,645	340,488	54,652

Depreciation and amortization expenses
Network	109,377	119,895	133,996	21,508
Hospital	-	-	16,218	2,603

Total depreciation and amortization expenses	109,377	119,895	150,214	24,111

Impairment loss of long-lived assets and goodwill
Network	-	(333,934)	(3,360)	(539)
Hospital	-	-	-	-

Total impairment loss	-	(333,934)	(3,360)	(539)